Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2018
Registrant Name	ETFis Series Trust I
Central Index Key	0001559109
Amendment Flag	false
Document Creation Date	Nov. 28, 2018
Document Effective Date	Nov. 28, 2018
Prospectus Date	Nov. 28, 2018
Entity Inv Company Type	N-1A
Reaves Utilities ETF | Reaves Utilities ETF
Risk/Return:
Trading Symbol	UTES